UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-2410

DREYFUS LIQUID ASSETS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/05

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Liquid Assets, Inc.
Statement of Investments
March 31, 2005 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit - 12.8%	Amount ($)	Value ($)

First Tennessee Bank N.A.
2.61% - 3.00%, 4/4/2005 - 6/21/2005	220,000,000	220,000,000
Regions Bank
3.00%, 6/24/2005	200,000,000	200,000,000
Washington Mutual Bank
2.60%, 4/4/2005	210,000,000	210,000,000
Total Negotiable Bank Certificates of Deposit
(cost $630,000,000)		630,000,000

Commercial Paper - 75.5%

Amstel Funding
2.94%, 6/14/2005	75,000,000 a	74,549,833
Amsterdam Funding Corp.
2.60%, 4/5/2005	134,000,000 a	133,961,438
Atlantis One Funding Corp.
3.02%, 6/28/2005	79,872,000 a	79,286,272
Bank of America Corp.
2.16%, 4/6/2005	20,000,000	19,994,056
Barclays US Funding Corp.
2.61%, 4/5/2005	120,000,000	119,965,400
Bear Stearns Cos. Inc.
2.93% - 3.01%, 6/8/2005 - 6/27/2005	162,000,000	160,993,686
Beta Finance Inc
2.70%, 4/26/2005	70,000,000 a	69,869,236
BNP Paribas Finance Inc.
2.60%, 4/8/2005	225,000,000	224,886,731
CC USA Inc.
3.02%, 6/28/2005	35,500,000 a	35,239,667
Charta LLC
3.01%, 6/28/2005	150,000,000 a	148,903,667
Ciesco LLC
2.60%, 4/4/2005 - 4/5/2005	57,000,000 a	56,985,108
CRC Funding LLC
3.01%, 6/28/2005	150,000,000 a	148,903,667
Crown Point Capital
2.90%, 6/7/2005	200,000,000 a	198,929,861
Daimler Chrysler
2.61%, 4/8/2005	56,731,000	56,702,319
Deutsche Financial LLC Inc.
2.84%, 4/1/2005	100,000,000	100,000,000
Fairway Finance Corp.
3.02%, 6/17/2005	10,383,000 a	10,316,376
FCAR Owner Trust Series One
2.87%, 6/2/2005	40,000,000	39,803,667
FCAR Owner Trust Series Two
2.60%, 4/4/2005	130,000,000	129,971,942
General Electric Capital Corp.
2.14% - 3.00%, 4/11/2005 - 6/27/2005	220,000,000	218,812,400
General Electric Capital Services
2.14%, 4/11/2005	85,000,000	84,949,944
Giro Funding U.S. Corp.
2.93%, 6/10/2005	40,000,000 a	39,773,667
Govco
2.60%, 4/4/2005	60,000,000 a	59,987,050
Harrier Finance Funding
2.90% - 3.03%, 6/7/2005 - 6/30/2005	140,500,000 a	139,572,957
ING US Funding LLC
2.87%, 6/3/2005	38,000,000	37,810,475

K2 Corp.
2.15%, 4/11/2005	43,400,000	a	43,374,322
K2 (USA) LLC
3.02%, 6/27/2005	160,100,000	a	158,939,275
Lexington Parker Capital Co. LLC
2.15%, 4/11/2005	60,662,000		60,626,108
Links Finance Corp.
3.02%, 6/24/2005	100,000,000		99,300,000
Mane Funding Corp.
2.90%, 6/7/2005	20,000,000	a	19,892,986
Pace (Premier Asset Collateralized Entity)
2.94%, 6/10/2005	25,000,000	a	24,858,056
Picaros Funding LLC
2.85%, 5/20/2005	122,200,000	a	121,729,292
Santander Central Hispano Finance (DE) Inc.
2.15%, 4/8/2005	176,000,000		175,927,107
Sigma Finance Inc.
2.15% - 2.88%, 4/8/2005 - 6/6/2005	200,000,000	a	199,420,806
Solitaire Funding LLC
2.61% - 3.02%, 4/4/2005 - 6/24/2005	235,634,000	a	234,173,446
Ticonderoga Funding
2.70%, 4/25/2005	75,350,000	a	75,214,872
UBS Finance (DE) LLC
2.84%, 4/1/2005	100,000,000		100,000,000
Total Commercial Paper
(cost $3,703,625,689)			3,703,625,689

Corporate Notes - 3.1%

Morgan Stanley & Co.
2.71%, 2/3/2006			150,000,000
(cost $150,000,000)	150,000,000	b	150,000,000

Short Term Bank Notes - 5.5%

Harris Trust & Savings Bank
3.00%, 6/24/2005	100,000,000		100,000,000
World Savings Bank
2.60%, 4/8/2005	169,000,000		168,999,670
Total Short Term Bank Notes
(cost $268,999,670)			268,999,670

Time Deposits - 3.3%

Manufacturers & Traders Trust Co. (Grand Cayman)
2.84%, 4/1/2005			161,400,000
(cost $161,400,000)	161,400,000		161,400,000

Total Investments (cost $4,914,025,359)	100.2%		4,914,025,359
Liabilities, Less Cash and Receivables	(.2%)		(9,073,780)
Net Assets	100.0%		4,904,951,579

a Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid
Fund's Board. At March 31, 2005, these securities amounted to 2,073,881,854 or 42.3% of net assets.
b Variable interest rate - subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS LIQUID ASSETS, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	May 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	May 20, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	May 20, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)